Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000106452 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106452 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106452 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106452 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000106452 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106452 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000106452 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000106452 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106452 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000106452 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009055 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009055 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009055 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009055 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009055 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009055 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000009055 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000009055 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009055 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000009055 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009054 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009054 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009054 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009054 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009054 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009054 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000009054 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000009054 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009054 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000009054 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000113497 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113497 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113497 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113497 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000113497 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113497 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000113497 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000113497 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113497 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000113497 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000155628 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155628 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155628 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155628 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155628 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155628 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000155628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000155628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000155628 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009052 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009052 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009052 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009052 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009052 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009052 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000009052 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000009052 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009052 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000009052 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009050 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009050 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009050 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009050 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009050 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009050 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000009050 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000009050 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009050 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000009050 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000009056 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009056 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009056 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009056 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009056 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009056 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000009056 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000009056 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009056 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000009056 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009068 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009068 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009068 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009068 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009068 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009068 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009068 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009068 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009068 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009068 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009068 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009068 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009068 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009068 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009068 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000009068 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009068 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000034075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034075 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034075 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034075 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000034075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000034075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000034075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000034075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000034075 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034075 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009062 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009062 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009062 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009062 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009062 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009062 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009062 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009062 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009062 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009062 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009062 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009062 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009062 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009062 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009062 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000009062 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009062 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009064 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009064 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009064 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009064 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009064 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009064 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009064 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009064 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009064 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009064 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009064 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009064 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009064 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009064 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009064 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000009064 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009064 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000155629 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155629 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000155629 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155629 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155629 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155629 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155629 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000155629 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155629 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000155629 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000155629 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000155629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000155629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000155629 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000155629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000155629 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155629 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000113498 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113498 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113498 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113498 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113498 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113498 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113498 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000113498 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113498 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113498 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113498 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000113498 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000113498 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000113498 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113498 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000113498 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113498 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009066 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009066 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009066 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009066 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009066 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009066 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009066 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009066 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009066 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009066 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009066 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009066 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009066 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009066 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009066 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000009066 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009066 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009067 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009067 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009067 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009067 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009067 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009067 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009067 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009067 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009067 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009067 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009067 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009067 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009067 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009067 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009067 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000009067 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009067 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000106453 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106453 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106453 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106453 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106453 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106453 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106453 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000106453 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106453 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106453 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106453 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000106453 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000106453 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000106453 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000106453 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106453 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106454 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106454 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106454 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000106454 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106454 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106454 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000106454 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106454 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106454 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106454 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106454 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000106454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000106454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009076 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009076 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009076 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009076 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000009076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009075 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009075 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009075 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000009075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000113499 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113499 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113499 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113499 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113499 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113499 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000113499 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113499 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113499 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113499 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113499 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000113499 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000113499 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113499 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000155630 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000155630 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155630 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155630 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000155630 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000155630 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000155630 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000155630 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000155630 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000155630 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000155630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000155630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000155630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000155630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009073 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009073 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009073 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009073 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009073 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009073 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009073 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009073 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009073 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009073 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009073 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000009073 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009073 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009073 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009071 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009071 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009071 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009071 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009071 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009071 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009071 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009071 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009071 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009071 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009071 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000009071 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009071 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009071 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009077 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009077 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009077 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009077 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000009077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009086 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009086 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009086 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009086 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009086 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009086 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009086 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009086 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009086 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009086 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000009086 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009086 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009086 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009086 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000009086 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009086 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000034076 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034076 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034076 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000034076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000034076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000034076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000034076 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034076 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009080 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009080 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009080 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009080 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009080 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009080 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009080 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009080 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009080 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009080 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000009080 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009080 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009080 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009080 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000009080 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009080 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009082 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009082 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009082 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009082 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009082 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009082 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009082 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009082 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009082 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009082 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000009082 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009082 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009082 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009082 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000009082 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009082 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000155631 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155631 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155631 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000155631 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155631 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155631 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155631 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155631 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155631 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155631 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000155631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000155631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000155631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000155631 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155631 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000113500 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113500 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113500 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113500 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113500 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113500 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113500 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113500 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113500 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113500 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000113500 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000113500 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000113500 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113500 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000113500 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113500 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009084 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009084 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009084 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009084 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009084 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009084 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009084 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009084 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009084 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009084 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000009084 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009084 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009084 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009084 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000009084 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009084 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000009085 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009085 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009085 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009085 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009085 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009085 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009085 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009085 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009085 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009085 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000009085 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000009085 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009085 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009085 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000009085 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009085 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000106455 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106455 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106455 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106455 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106455 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106455 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106455 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106455 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106455 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106455 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000106455 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000106455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000106455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000106455 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106455 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000106456 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106456 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106456 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106456 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106456 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106456 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106456 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000106456 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106456 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106456 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106456 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000106456 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000106456 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000106456 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106456 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000106456 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106456 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009104 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009104 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009104 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009104 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009104 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009104 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009104 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009104 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009104 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009104 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009104 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000009104 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000009104 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000009104 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009104 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000009104 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009104 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009103 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009103 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009103 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009103 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009103 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009103 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009103 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009103 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009103 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009103 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009103 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000009103 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000009103 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000009103 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009103 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000009103 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009103 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000113501 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113501 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113501 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113501 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113501 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113501 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113501 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000113501 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113501 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113501 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113501 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000113501 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000113501 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000113501 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000113501 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000113501 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113501 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000155632 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155632 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000155632 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155632 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155632 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155632 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000155632 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000155632 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155632 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155632 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155632 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000155632 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000155632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000155632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000155632 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000155632 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155632 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009101 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009101 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009101 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009101 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009101 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009101 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009101 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009101 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009101 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009101 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009101 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000009101 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000009101 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000009101 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009101 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000009101 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009101 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009099 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009099 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009099 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009099 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009099 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009099 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009099 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009099 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009099 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009099 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009099 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000009099 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000009099 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000009099 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009099 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000009099 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009099 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000034077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034077 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034077 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034077 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000034077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000034077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000034077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000034077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000034077 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034077 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009105 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009105 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009105 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009105 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009105 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009105 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009105 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009105 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009105 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009105 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009105 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000009105 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000009105 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000009105 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009105 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000009105 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009105 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037309 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037309 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037309 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037309 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037309 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037309 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037309 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000037309 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000037309 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037309 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000037309 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000037309 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000037309 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000037309 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000037309 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037309 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037309 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037309 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037307 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037307 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037307 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037307 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037307 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037307 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037307 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000037307 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000037307 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037307 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000037307 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000037307 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000037307 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000037307 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000037307 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037307 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037307 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037307 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153956 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153956 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153956 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153956 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153956 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153956 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153956 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000153956 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000153956 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153956 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000153956 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000153956 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000153956 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000153956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000153956 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153956 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153956 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153956 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113503 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113503 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113503 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113503 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113503 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113503 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113503 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000113503 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000113503 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113503 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000113503 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000113503 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000113503 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000113503 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000113503 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113503 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113503 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113503 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106459 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106459 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106459 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106459 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106459 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106459 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106459 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000106459 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000106459 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106459 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000106459 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000106459 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000106459 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000106459 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000106459 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106459 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106459 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106459 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106460 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106460 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000106460 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106460 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106460 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106460 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106460 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106460 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000106460 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000106460 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000106460 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000106460 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000106460 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000106460 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000106460 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000106460 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106460 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106460 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106460 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037339 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037339 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037339 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037339 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037339 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037339 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037339 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037339 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037339 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037339 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000037339 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000037339 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000037339 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000037339 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000037339 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000037339 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037339 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037339 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037339 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037338 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037338 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037338 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037338 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037338 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037338 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037338 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037338 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037338 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037338 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000037338 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000037338 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000037338 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000037338 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000037338 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000037338 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037338 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037338 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037338 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113504 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113504 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113504 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113504 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113504 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113504 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113504 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113504 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000113504 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000113504 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113504 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000113504 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000113504 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000113504 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000113504 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000113504 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113504 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113504 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113504 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153957 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153957 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153957 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153957 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153957 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153957 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153957 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153957 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000153957 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153957 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000153957 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000153957 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000153957 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000153957 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000153957 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153957 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153957 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153957 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037330 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037330 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037330 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037330 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037330 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037330 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037330 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037330 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037330 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037330 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000037330 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000037330 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000037330 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000037330 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000037330 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000037330 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037330 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037330 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037330 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037340 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037340 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037340 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037340 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037340 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037340 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037340 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037340 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000037340 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000037340 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000037340 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000037340 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000037340 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000037340 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000037340 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000037340 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037340 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037340 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037340 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037351 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037351 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000037351 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000037351 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037351 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037351 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037351 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037351 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037351 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037351 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000037351 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037351 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000037351 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000037351 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000037351 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000037351 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037351 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000037351 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037351 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037351 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037351 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037341 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037341 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000037341 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000037341 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037341 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037341 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037341 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037341 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037341 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037341 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000037341 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037341 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000037341 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000037341 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000037341 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000037341 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037341 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000037341 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037341 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037341 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037341 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153958 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153958 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153958 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153958 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153958 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153958 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153958 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153958 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153958 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000153958 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153958 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153958 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000153958 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000153958 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000153958 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000153958 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000153958 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153958 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153958 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153958 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113505 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113505 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113505 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000113505 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113505 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113505 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113505 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113505 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113505 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000113505 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113505 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113505 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000113505 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000113505 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000113505 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000113505 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000113505 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000113505 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113505 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113505 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113505 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037349 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037349 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000037349 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000037349 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037349 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037349 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037349 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037349 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037349 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037349 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000037349 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037349 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000037349 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000037349 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000037349 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000037349 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037349 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000037349 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037349 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037349 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037349 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037350 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037350 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000037350 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000037350 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037350 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037350 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037350 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037350 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037350 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037350 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000037350 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037350 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000037350 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000037350 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000037350 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000037350 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037350 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000037350 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037350 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037350 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037350 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106461 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106461 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106461 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106461 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106461 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106461 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106461 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106461 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106461 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000106461 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000106461 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106461 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000106461 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000106461 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000106461 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000106461 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106461 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000106461 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106461 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106461 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106461 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106462 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106462 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106462 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000106462 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106462 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106462 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106462 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106462 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106462 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000106462 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106462 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106462 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000106462 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000106462 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000106462 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000106462 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106462 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000106462 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106462 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106462 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106462 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037361 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037361 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037361 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037361 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037361 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037361 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037361 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037361 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037361 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000037361 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037361 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037361 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000037361 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037361 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000037361 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000037361 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037361 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000037361 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037361 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037361 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037361 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037360 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037360 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037360 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037360 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037360 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037360 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037360 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037360 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037360 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000037360 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037360 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037360 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000037360 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037360 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000037360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000037360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000037360 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037360 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037360 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037360 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113506 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113506 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113506 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000113506 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113506 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113506 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113506 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113506 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113506 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000113506 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000113506 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113506 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000113506 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000113506 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000113506 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000113506 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113506 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000113506 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113506 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113506 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113506 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153959 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153959 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153959 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000153959 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153959 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153959 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153959 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153959 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153959 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000153959 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153959 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153959 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000153959 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000153959 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000153959 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000153959 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000153959 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153959 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153959 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153959 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037352 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037352 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037352 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037352 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037352 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037352 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037352 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037352 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037352 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000037352 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037352 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037352 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000037352 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037352 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000037352 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000037352 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037352 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000037352 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037352 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037352 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037352 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037362 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037362 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037362 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037362 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037362 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037362 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037362 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037362 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037362 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000037362 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037362 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037362 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000037362 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000037362 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000037362 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000037362 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037362 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000037362 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037362 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037362 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037362 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037373 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037373 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037373 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000037373 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037373 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037373 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037373 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037373 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037373 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000037373 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037373 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037373 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000037373 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000037373 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000037373 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000037373 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037373 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000037373 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037373 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037373 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037373 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037363 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037363 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037363 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000037363 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037363 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037363 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037363 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037363 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037363 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000037363 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037363 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037363 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000037363 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000037363 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000037363 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000037363 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037363 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000037363 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037363 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037363 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037363 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153960 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153960 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153960 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153960 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000153960 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153960 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153960 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153960 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153960 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000153960 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153960 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153960 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000153960 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000153960 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000153960 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000153960 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000153960 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153960 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153960 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153960 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113507 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113507 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113507 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000113507 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113507 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113507 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113507 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113507 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113507 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000113507 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113507 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113507 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000113507 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000113507 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000113507 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000113507 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113507 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000113507 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113507 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113507 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113507 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037371 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037371 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037371 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000037371 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037371 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037371 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037371 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037371 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037371 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000037371 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037371 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037371 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000037371 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000037371 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000037371 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000037371 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037371 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000037371 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037371 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037371 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037371 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037372 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037372 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037372 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000037372 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037372 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037372 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037372 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037372 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037372 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000037372 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037372 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037372 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000037372 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000037372 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000037372 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000037372 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037372 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000037372 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037372 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037372 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037372 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106463 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106463 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106463 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000106463 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106463 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106463 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106463 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106463 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106463 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000106463 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106463 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106463 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000106463 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000106463 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000106463 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000106463 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106463 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000106463 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106463 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106463 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106463 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106464 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106464 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106464 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000106464 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106464 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106464 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106464 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106464 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106464 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000106464 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106464 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106464 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000106464 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000106464 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000106464 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000106464 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106464 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000106464 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106464 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106464 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106464 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037383 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037383 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037383 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000037383 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037383 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037383 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037383 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037383 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037383 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000037383 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037383 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037383 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000037383 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000037383 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000037383 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037383 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037383 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000037383 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037383 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037383 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037383 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037382 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037382 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037382 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000037382 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037382 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037382 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037382 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037382 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037382 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000037382 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037382 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037382 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000037382 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000037382 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000037382 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037382 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037382 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000037382 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037382 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037382 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037382 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113508 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113508 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113508 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000113508 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113508 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113508 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000113508 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113508 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113508 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000113508 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113508 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113508 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000113508 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000113508 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000113508 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000113508 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113508 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000113508 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113508 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113508 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113508 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153961 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153961 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153961 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000153961 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153961 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153961 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153961 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153961 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153961 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000153961 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153961 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153961 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000153961 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000153961 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000153961 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000153961 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000153961 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153961 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153961 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153961 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037374 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037374 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037374 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000037374 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037374 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037374 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037374 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037374 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037374 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000037374 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037374 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037374 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000037374 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000037374 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000037374 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037374 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037374 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000037374 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037374 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037374 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037374 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037384 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037384 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037384 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000037384 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037384 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037384 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037384 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000037384 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000037384 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000037384 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037384 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037384 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000037384 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000037384 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000037384 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037384 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037384 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000037384 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037384 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037384 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037384 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037395 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037395 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037395 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037395 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037395 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037395 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037395 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037395 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000037395 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037395 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037395 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000037395 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000037395 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000037395 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000037395 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037395 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000037395 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037395 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037395 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037395 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037385 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037385 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037385 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037385 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037385 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037385 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037385 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037385 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000037385 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037385 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037385 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000037385 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000037385 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000037385 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000037385 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037385 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000037385 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037385 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037385 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037385 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153962 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153962 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153962 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000153962 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153962 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153962 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153962 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153962 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000153962 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153962 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153962 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000153962 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000153962 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000153962 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000153962 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000153962 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153962 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153962 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153962 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113509 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113509 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113509 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000113509 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113509 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113509 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113509 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113509 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000113509 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113509 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113509 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113509 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000113509 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000113509 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000113509 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113509 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000113509 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113509 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113509 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113509 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037393 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037393 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037393 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037393 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037393 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037393 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037393 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037393 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000037393 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037393 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037393 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000037393 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000037393 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000037393 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000037393 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037393 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000037393 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037393 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037393 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037393 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037394 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037394 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037394 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000037394 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037394 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037394 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037394 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037394 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000037394 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037394 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037394 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000037394 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000037394 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000037394 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000037394 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037394 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000037394 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037394 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000037394 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037394 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106465 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106465 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106465 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000106465 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106465 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106465 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106465 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106465 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000106465 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106465 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106465 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000106465 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000106465 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000106465 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000106465 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106465 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000106465 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106465 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106465 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106465 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106466 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106466 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106466 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000106466 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106466 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106466 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106466 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106466 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106466 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106466 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000106466 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000106466 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000106466 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000106466 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106466 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000106466 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106466 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106466 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106466 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037405 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037405 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037405 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037405 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000037405 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037405 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037405 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037405 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037405 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037405 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000037405 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000037405 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037405 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037405 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037405 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000037405 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037405 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037405 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037405 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037404 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037404 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037404 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037404 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000037404 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037404 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037404 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037404 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037404 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037404 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000037404 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000037404 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037404 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037404 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037404 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000037404 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037404 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037404 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037404 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113510 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113510 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113510 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000113510 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113510 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113510 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113510 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113510 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113510 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113510 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000113510 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000113510 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000113510 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000113510 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113510 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000113510 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113510 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113510 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113510 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153963 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153963 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000153963 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000153963 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153963 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153963 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153963 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153963 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153963 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153963 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000153963 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000153963 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000153963 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153963 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000153963 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153963 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153963 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153963 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037396 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037396 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037396 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037396 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000037396 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037396 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037396 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037396 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037396 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037396 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000037396 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000037396 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037396 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037396 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037396 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000037396 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037396 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037396 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037396 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037406 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000037406 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037406 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000037406 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000037406 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037406 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037406 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000037406 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037406 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000037406 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000037406 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000037406 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000037406 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000037406 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037406 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000037406 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037406 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000037406 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037406 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037417 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037417 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000037417 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000037417 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037417 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037417 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037417 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037417 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037417 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037417 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000037417 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037417 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000037417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037417 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037417 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000037417 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037417 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037417 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037417 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037407 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037407 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000037407 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000037407 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037407 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037407 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037407 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037407 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037407 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037407 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000037407 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037407 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000037407 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037407 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037407 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000037407 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037407 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037407 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037407 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153964 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153964 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000153964 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000153964 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153964 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153964 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153964 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153964 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153964 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153964 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000153964 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000153964 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000153964 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153964 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153964 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000153964 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153964 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153964 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153964 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113511 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113511 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113511 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000113511 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113511 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113511 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113511 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113511 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113511 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113511 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000113511 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000113511 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000113511 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113511 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113511 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000113511 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113511 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113511 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113511 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037415 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037415 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000037415 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000037415 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037415 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037415 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037415 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037415 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037415 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037415 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000037415 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037415 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000037415 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037415 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037415 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000037415 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037415 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037415 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037415 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037416 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037416 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000037416 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000037416 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000037416 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037416 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000037416 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037416 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037416 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037416 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000037416 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000037416 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000037416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037416 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000037416 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000037416 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000037416 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037416 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037416 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106467 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106467 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106467 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000106467 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106467 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106467 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106467 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106467 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106467 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106467 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000106467 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000106467 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000106467 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106467 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106467 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000106467 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106467 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106467 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106467 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000138477 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138477 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138477 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138477 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138477 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138477 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138477 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000138477 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000138477 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138477 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138477 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000138477 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138477 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138477 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138476 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138476 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138476 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138476 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138476 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138476 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138476 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000138476 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000138476 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138476 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138476 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000138476 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138476 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138476 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138475 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138475 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138475 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138475 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138475 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138475 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138475 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000138475 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000138475 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138475 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138475 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000138475 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138475 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138475 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138473 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138473 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138473 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138473 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138473 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138473 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138473 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000138473 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000138473 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138473 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138473 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000138473 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138473 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138473 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153974 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153974 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153974 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000153974 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153974 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153974 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000153974 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000153974 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000153974 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000153974 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153974 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000153974 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153974 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153974 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138479 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138479 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138479 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138479 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138479 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138479 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138479 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000138479 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000138479 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138479 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138479 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000138479 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138479 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138479 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138478 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138478 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000138478 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138478 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138478 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138478 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138478 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000138478 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000138478 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000138478 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138478 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000138478 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000138478 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138478 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167626 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167626 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167626 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167626 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167626 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167626 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167626 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167626 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167626 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167626 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167626 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167626 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167626 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167627 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167627 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167627 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167627 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167627 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167627 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167627 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167627 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167627 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167627 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167627 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167627 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167627 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167619 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167619 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167619 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167619 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167619 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167619 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167619 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167619 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167619 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167619 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167619 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167619 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167619 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167619 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167621 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167621 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167621 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167621 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167621 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167621 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167621 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167621 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167621 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167621 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167621 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167621 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167621 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167621 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167623 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167623 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167623 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167623 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167623 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167623 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167623 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167623 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167623 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167623 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167623 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167623 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167623 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167624 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167624 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167624 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167624 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167624 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167624 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167624 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167624 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167624 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167624 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167624 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167624 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167624 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167624 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167625 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167625 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000167625 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000167625 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167625 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167625 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167625 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167625 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000167625 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000167625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167625 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000167625 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167625 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167625 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221539 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221539 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221539 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221539 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221539 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221539 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221539 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221539 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221539 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221539 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221539 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221539 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221539 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221539 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221539 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221539 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221539 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221539 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221538 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221538 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221538 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221538 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221538 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221538 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221538 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221538 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221538 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221538 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221538 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221538 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221538 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221538 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221538 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221538 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221538 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221538 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221537 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221537 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221537 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221537 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221537 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221537 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221537 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221537 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221537 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221537 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221537 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221537 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221537 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221537 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221537 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221537 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221537 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221537 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221536 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221536 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221536 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221536 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221536 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221536 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221536 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221536 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221536 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221536 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221536 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221536 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221536 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221536 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221536 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221536 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221536 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221536 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221535 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221535 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221535 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221535 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221535 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221535 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221535 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221535 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221535 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221535 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221535 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221535 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221535 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221535 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221535 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221535 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221535 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221535 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221534 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221534 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221534 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221534 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221534 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221534 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221534 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221534 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221534 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221534 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221534 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221534 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221534 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221534 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221534 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221534 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221534 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221534 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221540 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221540 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221540 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000221540 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221540 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221540 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221540 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221540 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221540 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221540 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000221540 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000221540 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000221540 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221540 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221540 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000221540 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221540 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221540 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000259699 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259699 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259699 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000259699 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259699 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259699 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259699 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259699 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259699 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259699 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000259699 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259699 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000259699 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259699 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259699 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000259699 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259699 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259699 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259695 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259695 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259695 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000259695 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259695 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259695 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259695 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259695 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259695 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259695 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000259695 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259695 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000259695 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259695 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259695 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000259695 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259695 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259695 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259698 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259698 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259698 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000259698 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259698 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259698 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259698 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259698 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259698 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259698 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000259698 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000259698 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000259698 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259698 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259698 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000259698 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259698 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259698 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%